Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2022
T21-NPRT1-1222
1.9880055.106
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	46,379	845,489
Verizon Communications, Inc.	22,738	849,719
		1,695,208
Entertainment - 0.9%
Activision Blizzard, Inc.	8,053	586,258
Live Nation Entertainment, Inc. (a)	5,172	411,743
		998,001
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	37,707	3,563,689
Media - 0.8%
Liberty Media Corp. Liberty Media Class A (a)	8,959	466,047
Nexstar Broadcasting Group, Inc. Class A	2,496	427,565
		893,612
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	4,957	751,283
TOTAL COMMUNICATION SERVICES		7,901,793
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 1.8%
Tesla, Inc. (a)	8,871	2,018,507
Diversified Consumer Services - 0.5%
H&R Block, Inc.	12,307	506,433
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	3,754	601,053
McDonald's Corp.	3,959	1,079,461
		1,680,514
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (a)	28,842	2,954,574
Multiline Retail - 1.1%
Dollar General Corp.	2,533	646,042
Dollar Tree, Inc. (a)	3,552	562,992
		1,209,034
Specialty Retail - 2.9%
AutoZone, Inc. (a)	274	694,009
Murphy U.S.A., Inc.	1,700	534,667
O'Reilly Automotive, Inc. (a)	855	715,780
The Home Depot, Inc.	4,540	1,344,430
		3,288,886
TOTAL CONSUMER DISCRETIONARY		11,657,948
CONSUMER STAPLES - 6.2%
Beverages - 2.2%
PepsiCo, Inc.	7,130	1,294,665
The Coca-Cola Co.	19,937	1,193,229
		2,487,894
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	2,293	1,149,940
Food Products - 3.0%
Archer Daniels Midland Co.	8,275	802,510
Bunge Ltd.	6,167	608,683
General Mills, Inc.	8,962	731,120
The Hershey Co.	2,840	678,107
Tyson Foods, Inc. Class A	7,135	487,677
		3,308,097
TOTAL CONSUMER STAPLES		6,945,931
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	7,074	1,279,687
ConocoPhillips Co.	6,023	759,440
Devon Energy Corp.	5,503	425,657
EOG Resources, Inc.	3,734	509,766
Exxon Mobil Corp.	14,619	1,619,931
Marathon Petroleum Corp.	3,819	433,915
Occidental Petroleum Corp.	6,115	443,949
Valero Energy Corp.	3,127	392,595
		5,864,940
FINANCIALS - 12.5%
Banks - 1.4%
First Horizon National Corp.	31,845	780,521
M&T Bank Corp.	4,470	752,614
		1,533,135
Capital Markets - 0.8%
LPL Financial	3,389	866,398
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	7,646	2,256,258
Insurance - 8.3%
Aon PLC	3,042	856,293
Arch Capital Group Ltd. (a)	17,002	977,615
Arthur J. Gallagher & Co.	4,535	848,408
Chubb Ltd.	4,978	1,069,722
Kinsale Capital Group, Inc.	2,880	907,690
MetLife, Inc.	12,874	942,506
Progressive Corp.	7,636	980,462
The Travelers Companies, Inc.	5,090	938,901
Unum Group	20,262	923,745
W.R. Berkley Corp.	11,930	887,353
		9,332,695
TOTAL FINANCIALS		13,988,486
HEALTH CARE - 15.2%
Biotechnology - 2.4%
AbbVie, Inc.	10,534	1,542,178
Vertex Pharmaceuticals, Inc. (a)	3,463	1,080,456
		2,622,634
Health Care Equipment & Supplies - 0.7%
Lantheus Holdings, Inc. (a)	10,680	790,213
Health Care Providers & Services - 4.8%
Centene Corp. (a)	9,738	828,996
Elevance Health, Inc.	2,275	1,243,902
McKesson Corp.	2,633	1,025,211
UnitedHealth Group, Inc.	4,137	2,296,656
		5,394,765
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	16,571	1,283,755
Eli Lilly & Co.	4,743	1,717,393
Johnson & Johnson	12,031	2,093,033
Merck & Co., Inc.	15,985	1,617,682
Pfizer, Inc.	31,364	1,459,994
		8,171,857
TOTAL HEALTH CARE		16,979,469
INDUSTRIALS - 8.7%
Aerospace & Defense - 3.5%
General Dynamics Corp.	2,789	696,692
L3Harris Technologies, Inc.	2,605	642,054
Lockheed Martin Corp.	1,824	887,704
Northrop Grumman Corp.	1,439	790,025
Raytheon Technologies Corp.	9,571	907,522
		3,923,997
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,883	477,167
United Parcel Service, Inc. Class B	4,637	777,949
		1,255,116
Building Products - 0.8%
Builders FirstSource, Inc. (a)	7,356	453,571
Carlisle Companies, Inc.	1,826	436,049
		889,620
Commercial Services & Supplies - 1.0%
Republic Services, Inc.	4,035	535,122
Waste Management, Inc.	3,982	630,629
		1,165,751
Construction & Engineering - 0.5%
Quanta Services, Inc.	4,057	576,256
Professional Services - 0.5%
KBR, Inc.	9,985	496,953
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	2,834	670,128
Union Pacific Corp.	3,967	782,054
		1,452,182
TOTAL INDUSTRIALS		9,759,875
INFORMATION TECHNOLOGY - 25.9%
Electronic Equipment & Components - 0.8%
Rogers Corp. (a)	3,567	839,422
IT Services - 7.2%
Amdocs Ltd.	11,050	953,726
Automatic Data Processing, Inc.	5,053	1,221,310
IBM Corp.	9,730	1,345,562
Jack Henry & Associates, Inc.	4,702	935,980
MasterCard, Inc. Class A	5,133	1,684,548
Paychex, Inc.	8,213	971,680
Switch, Inc. Class A	28,012	953,809
		8,066,615
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.	2,883	1,355,356
onsemi (a)	15,013	922,249
Qualcomm, Inc.	9,464	1,113,534
		3,391,139
Software - 6.2%
Microsoft Corp.	25,139	5,835,516
Palo Alto Networks, Inc. (a)	6,456	1,107,785
		6,943,301
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	50,546	7,750,727
HP, Inc.	31,194	861,578
Pure Storage, Inc. Class A (a)	32,504	1,003,073
		9,615,378
TOTAL INFORMATION TECHNOLOGY		28,855,855
MATERIALS - 2.8%
Chemicals - 1.6%
CF Industries Holdings, Inc.	2,635	279,995
Corteva, Inc.	5,750	375,705
FMC Corp.	2,259	268,595
Linde PLC	2,133	634,248
The Mosaic Co.	4,939	265,471
		1,824,014
Metals & Mining - 1.2%
Alcoa Corp.	4,731	184,651
Newmont Corp.	6,751	285,702
Nucor Corp.	2,271	298,364
Reliance Steel & Aluminum Co.	1,262	254,268
Steel Dynamics, Inc.	3,112	292,684
		1,315,669
TOTAL MATERIALS		3,139,683
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Host Hotels & Resorts, Inc.	14,233	268,719
Independence Realty Trust, Inc.	10,892	182,550
Iron Mountain, Inc.	5,243	262,517
Kimco Realty Corp.	11,867	253,716
Prologis (REIT), Inc.	3,807	421,625
Public Storage	1,093	338,557
Rayonier, Inc.	6,359	214,298
VICI Properties, Inc.	9,123	292,118
Welltower Op	3,980	242,939
Weyerhaeuser Co.	8,276	255,977
WP Carey, Inc.	3,115	237,675
		2,970,691
UTILITIES - 2.8%
Electric Utilities - 0.7%
Exelon Corp.	9,356	361,048
Southern Co.	6,857	448,996
		810,044
Gas Utilities - 0.6%
National Fuel Gas Co.	4,462	301,140
South Jersey Industries, Inc.	8,814	305,581
		606,721
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	12,671	291,053
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	11,163	319,373
Consolidated Edison, Inc.	4,037	355,095
NiSource, Inc.	10,988	282,282
Sempra Energy	2,730	412,066
		1,368,816
TOTAL UTILITIES		3,076,634
TOTAL COMMON STOCKS (Cost $108,297,017)		111,141,305

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $315,532)	315,469	315,532

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $108,612,549)	111,456,837
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	78,595
NET ASSETS - 100.0%	111,535,432

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	19	Dec 2022	368,885	(5,185)	(5,185)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $19,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	180,280	878,094	742,842	1,541	-	-	315,532	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	1,004,850	2,501,908	3,506,758	1,072	-	-	-	0.0%
Total	1,185,130	3,380,002	4,249,600	2,613	-	-	315,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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